LEASES AND RIGHT-OF-USE ASSETS - Schedule of Movement in Right-of-Use Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 31	$ 37	$ 43
Additions	10	5	2
Depreciation	(9)	(8)	(7)
Exchange adjustments	1	(3)	(1)
Ending balance	33	31	37
Land and buildings
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	9	12	14
Additions	5	0	0
Depreciation	(3)	(2)	(2)
Exchange adjustments	0	(1)	0
Ending balance	11	9	12
Plant and equipment
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	22	25	29
Additions	5	5	2
Depreciation	(6)	(6)	(5)
Exchange adjustments	1	(2)	(1)
Ending balance	$ 22	$ 22	$ 25